NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
SCHEDULE OF NON CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	As of December 31,
	2022	2021
DSY Wellness:
Paid-in capital	$97	$97
Accumulated surplus (deficit)	20,384	(436)
Accumulated other comprehensive income	32	3
	20,513	(336)
ASL	-	-
Total	$20,513	$(336)